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February 2, 2012	Adam M. Schlichtmann 617-951-7114 Adam.Schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Alpha Fund (the “Fund”) (File Nos. 333-178146 and 811-22634)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 2 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended, (“Amendment No. 2”) on behalf of Blackstone Alternative Alpha Fund, a Massachusetts business trust.

This Amendment No. 2 is being filed for the purposes of implementing comments provided to us by Larry L. Greene, the Fund’s SEC staff reviewer with respect to Amendment No. 1, filed on January 11, 2012.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann
Enclosures

cc:	Scott Sherman, Esq., Blackstone Alternative Asset Management L.P.

James E. Thomas, Esq.